Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-11-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Recoupment Provisions Applicable to Performance-Based Awards

In November 2023, the Committee and Board of Directors approved the Build-A-Bear Workshop, Inc. Clawback Policy, as required under Rule 10D-1 of the Securities Exchange Act of 1934 (the “Exchange Act”) and the NYSE listing standards. The policy provides for the mandatory recoupment of erroneously awarded incentive-based compensation in the event of certain accounting restatements and applies to both current and former executive officers, including the NEOs.